11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 11) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	$ 2	$ 4
Taxes payables, current	36	72
Tax withholdings to be deposited [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	2	6
Municipal taxes [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current		2
Payment plans [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	1	1
Personal assets tax provision [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	1	3
Sales tax [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	2	1
Extraordinary Canon [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current		3
Taxes payables, current	16	12
Value added tax [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	12	38
Municipal, provincial and national contributions [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current		3
Royalties [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	4	4
Other [member]
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current		$ 3